Kemper Equity Funds/Growth Style

Kemper Aggressive Growth Fund
Kemper Blue Chip Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Technology Fund
Kemper Total Return Fund
Kemper Value+Growth Fund

SUPPLEMENT TO PROSPECTUS
DATED FEBRUARY 1, 2000

CLASS I SHARES

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The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class
C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the funds' returns over different periods average out. For context, the table has market indices (which, unlike the funds, have no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. No performance data are available for the Class I shares of Kemper Aggressive Growth Fund and Kemper Value+Growth Fund.

Average Annual Total Returns (as of 12/31/1999)

                             Since 12/31/98  Since 7/3/95   Since 11/22/95
                             1 Year          Life of Class  Life of Class
--------------------------------------------------------------------------------
Kemper Blue Chip Fund        26.37%          --             24.00%

Index 1                      21.04           --             26.40*
Index 2                      20.91           --             25.63*

Kemper Growth Fund           37.44           22.01%         --
Index 1                      21.04           26.90**        --
Index 3                      33.16           31.12**        --

Kemper Small Capitalization
Equity Fund                  34.26           17.42          --
Index 1                      21.04           26.90**        --
Index 4                      21.26           15.21**        --
Index 5                      43.09           17.39**        --

Kemper Technology Fund       115.09          39.09          --
Index 1                      21.04           26.90**        --
Index 3                      33.16           31.12**        --
Index 6                      123.33          45.57**        --

                             Since 12/31/98  Since 7/3/95   Since 11/22/95
                             1 Year          Life of Class  Life of Class
--------------------------------------------------------------------------------

Kemper Total Return Fund     15.08           17.23          --
Index 1                      21.04           26.90**        --
Index 3                      33.16           31.12**        --
Index 7                      -2.15           5.83**         --

*   Index comparison begins November 30, 1995

**  Index comparison begins June 30, 1995

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the United States and whose common stocks are traded there.

Index 3: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 4: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 5: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Index 6: Hambrecht & Quist Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

Index 7: Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

How much investors pay

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund.

Shareholder fees: Fees paid directly from your investment.

                   Maximum
                    Sales      Maximum
                   Charge     Deferred
                   (Load)       Sales      Maximum      Redemption
                 Imposed on    Charge       Sales        Fee (as %
                  Purchases  (Load) (as   Charge on      of amount
                  (as % of      % of      Reinvested     redeemed,
                  Offering   Redemption   Dividends/        if      Exchange
                   Price)     Proceeds)  Distributions  applicable)    Fee
--------------------------------------------------------------------------------
Kemper
Aggressive
Growth Fund         None        None         None          None       None
--------------------------------------------------------------------------------
Kemper Blue
Chip Fund           None        None         None          None       None
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Kemper Growth
Fund                None        None         None          None       None
--------------------------------------------------------------------------------
Kemper Small
Capitalization
Equity Fund         None        None         None          None       None
--------------------------------------------------------------------------------
Kemper
Technology Fund     None        None         None          None       None
--------------------------------------------------------------------------------
Kemper Total
Return Fund         None        None         None          None       None
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Kemper
Value+Growth
Fund                None        None         None          None       None
--------------------------------------------------------------------------------

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                                    Total
                                            Distribu-              Annual
                                Investment    tion                  Fund
                                management  (12b-1)      Other    Operating
                                    Fee      Fees      Expenses*  Expenses
--------------------------------------------------------------------------------
Kemper Aggressive Growth Fund    0.41%         None     0.45%      0.86%
--------------------------------------------------------------------------------
Kemper Blue Chip Fund            0.56%         None     0.24%      0.80%
--------------------------------------------------------------------------------
Kemper Growth Fund               0.54%         None     0.21%      0.75%
--------------------------------------------------------------------------------
Kemper Small Capitalization
Equity Fund                      0.65%         None     0.03%      0.68%
--------------------------------------------------------------------------------
Kemper Technology Fund           0.53%         None     0.08%      0.61%
--------------------------------------------------------------------------------
Kemper Total Return Fund         0.53%         None     0.21%      0.74%
--------------------------------------------------------------------------------
Kemper Value+Growth Fund         0.70%         None     0.33%      1.03%
--------------------------------------------------------------------------------

* "Other Expenses" are restated to reflect changes in certain administrative and regulatory fees.



Example

Based on the figures above, this example is designed to help you compare the expenses of a fund to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

                                    1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
 Kemper Aggressive Growth Fund       $88       $274      $477     $1,061
--------------------------------------------------------------------------------
 Kemper Blue Chip Fund               $82       $255      $444       $990
--------------------------------------------------------------------------------
 Kemper Growth Fund                  $77       $240      $417       $930
--------------------------------------------------------------------------------
 Kemper Small Capitalization
 Equity Fund                         $69       $218      $379       $847
--------------------------------------------------------------------------------
 Kemper Technology Fund              $62       $195      $340       $762
--------------------------------------------------------------------------------
 Kemper Total Return Fund            $76       $237      $411       $918
--------------------------------------------------------------------------------
 Kemper Value+Growth Fund           $105       $328      $569     $1,259
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                                       5

Financial Highlights

Kemper Blue Chip Fund

                                                                November
                                                               22, 1995 to
                                     Year ended October 31,    October 31,
CLASS I                              1999      1998     1997      1996
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of
period                             $16.68      17.72   17.18       15.30
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               .13        .21     .32         .36
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain                    4.60       1.19    3.58        2.96
--------------------------------------------------------------------------------
  Total from investment
  operations                         4.73       1.40    3.90        3.32
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                --        .25     .23         .24
--------------------------------------------------------------------------------
  Net realized gain                   .42       2.19    3.13        1.20
--------------------------------------------------------------------------------
Total dividends                       .42       2.44    3.36        1.44
--------------------------------------------------------------------------------
Net asset value, end of period     $20.99      16.68   17.72       17.18
--------------------------------------------------------------------------------
Total return (not annualized)       28.81%      8.53   26.89       21.89
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses, before expense
reductions                            .72%       .68     .70        1.31
--------------------------------------------------------------------------------
Expenses, net                         .72%       .68     .70        1.31
--------------------------------------------------------------------------------
Net investment income (loss)          .60%      1.23    1.56        1.33
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                                        Year ended October 31,
                              1999      1998      1997     1996      1995
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of
period (in thousands)      $915,008    581,770   446,891  256,172   168,266
--------------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                    75%        157       183      166       117
--------------------------------------------------------------------------------


Note: Per share data for the year ended October 31, 1999 was determined based on average shares outstanding.

Kemper Growth Fund

                                                                   July 3 to
                                                                   September
                                   Year ended September 30,           30,
CLASS I                         1999      1998     1997    1996       1995
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Per share operating performance
Net asset value, beginning
of period                     $11.88      15.60   17.26    16.09      14.80
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income           --        .05     .08      .19        .03
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)        4.25      (1.68)   2.61     2.74       1.26
--------------------------------------------------------------------------------
  Total from investment
  operations                    4.25      (1.63)   2.69     2.93       1.29
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income               --         --      --      .08         --
--------------------------------------------------------------------------------
  Distribution from net
  realized gain                  .06       2.09    4.35     1.68         --
--------------------------------------------------------------------------------
Total dividends                  .06       2.09    4.35     1.76         --
--------------------------------------------------------------------------------
Net asset value, end
of period                     $16.07      11.88   15.60    17.26      16.09
--------------------------------------------------------------------------------
Total return
(not annualized)               35.82%    (11.45)  20.51    20.19       8.72
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses                         .71%       .65     .70      .64        .59
--------------------------------------------------------------------------------
Net investment income (loss)    (.02)%      .30     .43     1.08        .92
--------------------------------------------------------------------------------

                                     Year ended September 30,
                          1999       1998       1997      1996       1995
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of
year (in thousands)    $2,578,244  2,209,521 2,827,565  2,738,303 2,503,301
--------------------------------------------------------------------------------
Portfolio turnover
rate                        97%         122       201        150        67
--------------------------------------------------------------------------------


Note: Per share data for years ended September 30, 1999 and September 30, 1998 were determined based on average shares outstanding.

Kemper Small Capitalization Equity Fund

                                                                     July 3
                                                                       to
                                                                    September
                                   Year ended September 30,            30,
CLASS I                          1999      1998    1997    1996       1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of year                         $5.39       8.07    7.05    7.15       6.27
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment
  income (loss)                  (.01)        --     .01     .01         --
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)         1.30      (1.87)   1.58     .94        .88
--------------------------------------------------------------------------------
  Total from investment
  operations                     1.29      (1.87)   1.59     .95        .88
--------------------------------------------------------------------------------
Less distributions from net
realized gain                     .41        .81     .57    1.05         --
--------------------------------------------------------------------------------
Net asset value, end of year    $6.27       5.39    8.07    7.05       7.15
--------------------------------------------------------------------------------
Total return                    24.66%    (24.82)  24.89   16.76      14.04
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses                          .58%       .48     .53     .66        .79
--------------------------------------------------------------------------------
Net investment income (loss)     (.21)%      .04     .17     .16       (.14)
--------------------------------------------------------------------------------

                                       Year ended September 30,
                              1999      1998      1997      1996     1995
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
(in thousands)             $721,926    718,349  1,095,478  934,075  839,905
--------------------------------------------------------------------------------
Portfolio turnover rate        133%         86       102        85      102
--------------------------------------------------------------------------------


Note: Per share data for the years ended September 30, 1999, and September 30, 1996 were determined based on average shares outstanding.

Kemper Technology Fund

                                                                  July 3 to
                                                                   October
                                    Year ended October 31,           31,
CLASS I                         1999      1998     1997    1996      1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                     $11.86      13.19   13.20    14.64      12.72
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss           (.02)      (.02)   (.04)    (.07)      (.02)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain              10.77        .83    2.14      .76       1.94
--------------------------------------------------------------------------------
  Total from investment
  operations                   10.75        .81    2.10      .69       1.92
--------------------------------------------------------------------------------
Less distribution from net
realized gain                   1.07       2.14    2.11     2.13         --
--------------------------------------------------------------------------------
Net asset value, end
of period                     $21.54      11.86   13.19    13.20      14.64
--------------------------------------------------------------------------------
Total return (not
annualized)                    95.39%      8.44   17.23     8.06      15.09
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses, before expense
reductions                       .65%       .67     .74      .76        .65
--------------------------------------------------------------------------------
Expenses, net                    .64%       .67     .74      .76        .65
--------------------------------------------------------------------------------
Net investment loss             (.09)%     (.12)   (.27)    (.49)      (.33)
--------------------------------------------------------------------------------

                                      Year ended October 31,
                          1999       1998       1997      1996       1995
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of
year (in thousands)    $2,805,651  1,247,991 1,209,723  1,062,813 1,017,955
--------------------------------------------------------------------------------
Portfolio turnover
rate                        59%         146       192        121       105
--------------------------------------------------------------------------------


Note: Per share data for 1995 through 1999 was determined based on average shares outstanding.

Kemper Total Return Fund

                                                                    July 3
                                                                      to
                                                                   October
                                    Year ended October 31,           31,
CLASS I                       1999(a)    1998     1997     1996     1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                     $10.54      11.33   11.27    10.61      10.07
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income          .34        .34     .36      .32        .10
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain               1.53        .77    1.55     1.23        .52
--------------------------------------------------------------------------------
  Total from investment
  operations                    1.87       1.11    1.91     1.55        .62
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income              .35        .35     .36      .39        .08
--------------------------------------------------------------------------------
  Distribution from net
  realized gain                  .68       1.55    1.49      .50          --
--------------------------------------------------------------------------------
Total dividends                 1.03       1.90    1.85      .89        .08
--------------------------------------------------------------------------------
Net asset value, end
of period                     $11.38      10.54   11.33    11.27      10.61
--------------------------------------------------------------------------------
Total return (not
annualized)                    18.65%     10.98   19.40    15.64       6.21
--------------------------------------------------------------------------------

Ratios to average net assets (annualized)
--------------------------------------------------------------------------------
Expenses, before expense
reductions                       .67%       .64     .71      .72        .61
--------------------------------------------------------------------------------
Expenses, net                    .67%       .64     .71      .72        .61
--------------------------------------------------------------------------------
Net investment income           3.06%      3.12    3.22     3.09       2.97
--------------------------------------------------------------------------------

                                     Year ended October 31,
                         1999        1998      1997       1996      1995
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of
year (in thousands)   $3,682,023  3,321,254  3,241,383 3,020,798  2,926,542
--------------------------------------------------------------------------------
Portfolio turnover
rate (annualized)          64%          80        122        85        142
--------------------------------------------------------------------------------



(a) Per share data was determined based on monthly average shares outstanding during the period.

Special Features

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.










February 1, 2000